Deferred Exploration and Evaluation Expenditure	12 Months Ended
Jun. 30, 2025
Deferred Exploration and Evaluation Expenditure [Abstract]
DEFERRED EXPLORATION AND EVALUATION EXPENDITURE
11.	DEFERRED EXPLORATION AND EVALUATION EXPENDITURE

Exploration and evaluation phases:	30 June 2025 $	30 June 2024 $
Balance at beginning of year	35,213,542	34,724,374
Expenditure incurred	1,040,142	1,039,863
Foreign exchange movement	3,458,907	(550,695)
Balance at end of year	39,712,591	35,213,542

The recoupment of costs carried forward in relation to areas of interest in the exploration and evaluation phases is dependent upon the successful development and commercial exploitation or sale of the respective areas.

At 30 June 2024 and 30 June 2025 the Group determined whether facts and circumstances suggested that the carrying amount of the capitalised exploration and evaluation exceeds the asset’s recoverable amount. In both years the entity determined that no such facts and circumstances existed and therefore was not required to perform impairment testing, including determining the asset’s recoverable amount.